Loans Receivable - Schedule of Loans Receivables (Details) (10-K) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Loans receivable, net	$ 128,587	$ 137,389	$ 112,911
Less: current portion	(38,468)	(38,712)	(37,155)
Loans receivable, non-current	$ 90,119	$ 98,677	$ 75,756